Prospectus Supplement                                             207848  10/03
dated October 6, 2003 to:
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PUTNAM VOYAGER FUND
Prospectuses dated November 30, 2002

Effective September 30, 2003, the second and third paragraphs and table under the heading "Who manages the fund?" are replaced with the following:

Putnam Management's investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the Large Cap Growth Team are responsible for the day-to-day management of the fund. The names of all team members can be found at www.putnaminvestments.com.

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio leader           Since     Experience
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Brian P. O'Toole           2002      2002 - Present        Putnam Management
                                     Prior to June 2002    Citigroup Asset
                                                           Management
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Portfolio members          Since                           Experience
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Tony H. Elavia             2002      1999 - Present        Putnam Management
                                     Prior to Sept. 1999   TES Partners
                                     Prior to Sept. 1998   Voyageur Asset
                                                           Management
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Walton D. Pearson          2003      2003 - Present        Putnam Management
                                     Prior to Feb. 2003    Alliance Capital
                                                           Management
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David J. Santos            2003      1986 - Present        Putnam Management
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